united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland 20832

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/15

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015
Shares		Value
	COMMON STOCKS - 99.9%
	ADVERTISING - 2.1%
1,702	Omnicom Group, Inc.	$ 127,514

	AEROSPACE & DEFENSE - 8.8%
867	Boeing Co.	128,377
604	Lockheed Martin Corp.	132,777
722	Northrop Grumman Corp.	135,556
1,140	Raytheon Co.	133,836
		530,546
	AGRICULTURE - 4.5%
1,455	Philip Morris International, Inc.	128,622
2,919	Reynolds American, Inc.	141,046
		269,668
	AIRLINES - 6.7%
1,646	Alaska Air Group, Inc.	125,507
586	Allegiant Travel Co.	115,706
3,442	Southwest Airlines Co.	159,330
		400,543
	AUTO PARTS & EQUIPMENT - 2.2%
1,599	Delphi Automotive PLC	133,021

	BEVERAGES - 2.2%
1,298	PepsiCo, Inc.	132,643

	BIOTECHNOLOGY - 1.9%
1,056	Gilead Sciences, Inc.	114,185

	CHEMICALS - 3.8%
2,110	CF Industries Holdings, Inc.	107,125
1,337	LyondellBasell Industries NV	124,221
		231,346
	COMMERCIAL SERVICES - 3.8%
6,409	Net 1 UEPS Technologies, Inc. *	109,145
6,149	Western Union Co.	118,368
		227,513
	COMPUTERS - 6.0%
1,207	Accenture PLC	129,390
1,029	Apple, Inc.	122,965
773	International Business Machines Corp.	108,282
		360,637
	DIVERSIFIED FINANCIAL SERVICES - 6.9%
518	Credit Acceptance Corp *	97,949
3,245	Eaton Vance Corp	117,177
8,000	Navient Corp.	105,520
5,147	Santander Consumer USA Holdings *	92,697
		413,343
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015
Shares		Value
	FOOD - 2.2%
2,690	Ingles Markets, Inc.	$ 134,339

	HEALTHCARE - SERVICES - 2.0%
1,025	UnitedHealth Group, Inc.	120,725

	HOUSEHOLD PRODUCTS - 2.2%
1,089	Kimberly-Clark Corp.	130,364

	INSURANCE - 4.4%
2,787	HCI Group, Inc	121,541
4,539	Universal Insurance Holdings	143,205
		264,746
	MACHINERY - DIVERSIFIED - 1.7%
1,316	Deere & Co.	102,648

	MEDIA - 1.8%
2,184	Viacom, Inc.	107,693

	MISCELLANEOUS MANUFACTURER - 2.2%
826	3M Co.	129,855

	OIL & GAS - 8.6%
2,286	Marathon Petroleum Corp.	118,415
1,573	Phillips 66	140,076
1,284	Tesoro Corp.	137,298
1,897	Valero Energy Corp.	125,050
		520,839
	PHARMACEUTICALS - 2.0%
3,470	Pfizer, Inc.	117,355

	RETAIL - 16.2%
2,087	Brinker International, Inc.	94,979
3,411	Gap, Inc.	92,847
2,529	GNC Holdings, Inc.	75,238
1,067	Home Depot, Inc.	131,924
2,042	Kohls Corp.	94,177
1,795	Lowe's Cos, Inc.	132,525
1,764	Outerwall, Inc.	105,840
2,345	Ross Stores, Inc.	118,610
1,787	TJX Cos, Inc.	130,791
		976,931
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015
Shares		Value
	SOFTWARE - 3.7%
1,001	Dun & Bradstreet Corp.	$ 113,984
4,024	Ebix, Inc.	111,586
		225,570
	TELECOMMUNICATIONS - 2.0%
3,668	TELUS Corp.	122,401

	TOYS/GAMES/HOBBIES - 2.0%
1,581	Hasbro, Inc.	121,468

	TOTAL COMMON STOCKS (Cost $6,085,026)	6,015,893

	TOTAL INVESTMENTS - 99.9% (Cost $6,085,026)(a)	$ 6,015,893
	OTHER ASSETS LESS LIABILITIES - 0.1%	5,969
	NET ASSETS - 100.0%	$ 6,021,862

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,085,026 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 257,603
	Unrealized Depreciation:	(326,736)
	Net Unrealized Depreciation:	$ (69,133)

* Non-income producing security.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,015,893	$ -	$ -	$ 6,015,893
Total	$ 6,015,893	$ -	$ -	$ 6,015,893

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/30/15

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/30/15